LEASES (Details - Lease costs) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Operating lease expense	$ 11,788	$ 1,218
Total net lease costs	$ 11,788	$ 1,218